SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable	$ 40,276	¥ 277,822	¥ 410,514
Accrued liabilities to suppliers	35,216,061	242,920,386	194,166,070
Other tax payable	4,122,214	28,435,033	23,150,849
Supplier deposit for quality	264,258	1,822,850	2,678,737
Others	229,527	1,583,281	1,442,104
Total	$ 39,872,336	¥ 275,039,372	¥ 221,848,274